Financial Debt	12 Months Ended
Dec. 31, 2024
Financial Debt
Financial Debt

17.Financial Debt

Financial debt mainly consists of recoverable cash advances, EIB finance agreement and synthetic warrants. The related amounts as at December 31, 2024 and 2023, can be summarized as follows:

	As at December 31
(in EUR 000)	2024	2023
Recoverable cash advances - Non-current	8,623	8,373
Recoverable cash advances - Current	248	301
Total Recoverable cash advances	8,871	8,674
EIB finance agreement - Non-current	6,898	—
Synthetic warrants - Non-current	3,204	—
Other loan - Current	—	63
Total Other	10,102	63
Non-current	18,725	8,373
Current	248	364
Total Financial Debt	18,973	8,737

17.1.   Financial debt related to recoverable cash advances

Recoverable cash advances received

As at December 31, 2024, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	8
First articles (6839)	2,160	2,160	628	24
Clinical trial (6840)	2,400	2,400	510	13
Activation chip improvements (7388)	1,467	1,467	88	18
Total	7,627	7,627	1,814	63

* Excluding interest

●	The Convention 6472 “Sleep apnea device” for a total amount of €1.6 million was signed in 2011. The total amount of the advance has been received before January 1, 2015. The Company has notified its intention to exploit the results of this project before 2015. At December 31, 2024, the Company repaid all fixed reimbursements amounting to €0.6 million (excluding interest). The turnover dependent reimbursement is based on 0.224% of the sales achieved by June 2037. The Company made a reimbursement of a variable part amounting to €1,000 for the year ended December 31, 2024 (2023: €7,000).
●	The Convention 6839 “First Articles” for a total amount of €2.2 million was signed on December 5, 2012. As at December 31, 2024, the advance received amounted to €2.2 million. The turnover dependent reimbursement is based on 0.3% of the sales achieved by June 2037. The Company notified to the Region its decision about the exploitation of the results during 2017, therefore fixed reimbursement started in 2018. As at December 31, 2024, cumulated reimbursements amount to €0.6 million (excluding interest) out of which €80,000 was reimbursed in 2024 and €79,000 in 2023.
●	The Convention 6840 “Clinical Trial” for a total amount of €2.4 million was signed on December 6, 2012. As at December 31, 2024, the advance received amounted to €2.4 million. The turnover dependent reimbursement is based on 0.336% of the sales achieved by June 2029. The Company has notified to the Region its decision about the exploitation of the results in the course of 2018. As at December 31, 2024, cumulated fixed reimbursements amount to €0.5 million (excluding interest) out of which €150,000 was reimbursed in 2024 and €163,000 in 2023.
●	The Convention 7388 “Implant for Obstructive Sleep Apnea, “Activation Chip Improvements” for a total amount of €1.5 million was signed in December 2015. As at December 31, 2024, the advance received amounted to €1.5 million. The turnover dependent reimbursement is based on 0.450% of the sales achieved to June 2039. In 2019, the Company has notified to the Region its decision about the exploitation of the results. As at December 31, 2024, cumulated fixed reimbursements amount to €88,000 (excluding interest) out of which €22,000 was reimbursed in 2024 and €40,000 in 2023.

Evolution of the financial debt in the financial statements

The determination of the amount to be reimbursed to the Walloon Region under the signed agreements is subject to a degree of uncertainty as it depends on the amount of the future sales that the Company will generate or not in the future. To determine the fair value of those advances, management of the Company has considered the possible outcomes of the program currently benefiting from the support of the Walloon Region. Management has considered that the probability to have to reimburse the 30% non-revocable repayment has a probability of 100% to occur. The reimbursement of the variable part, the fair value of which is determined on the basis of the sales forecasts largely depends on external factors such as CE marking, social security programs, post-market studies and expected timing and level of sales.

The Management performed an initial recognition of the financial debt for the variable part using a discount rate of 12.5%.

The table below details the remaining undiscounted cash flows resulting from the reimbursement of the recoverable cash advances. The initial recognition of the liability reflects a reimbursement up to 2 times the amount of cash advance received.

	As at December 31
(in EUR 000)	2024	2023
Recoverable cash advances received	7,627	7,627
Amounts to be reimbursed	15,254	15,254
Amounts reimbursed at year-end (interest included)	(1,858)	(1,843)
Total Recoverable cash advances (undiscounted)	13,396	13,411

Based on expected timing of sales and after discounting, the financial debt related to the recoverable cash advances is as follows:

	As at December 31
(in EUR 000)	2024	2023
Contract 6472	1,711	1,629
Contract 6839	2,332	2,290
Contract 6840	2,819	2,818
Contract 7388	2,009	1,937
Total recoverable cash advances	8,871	8,674
Non-current	8,623	8,373
Current	248	301
Total recoverable cash advances	8,871	8,674

The amounts recorded under “Current” caption correspond to the sales-independent amounts (fixed repayment) and sales-dependent reimbursements (variable repayment) estimated to be repaid to the Walloon Region in the next 12-month period. The estimated sales-independent (fixed repayment) as well as sales-dependent reimbursements (variable repayment) beyond 12-months are recorded under “Non-current” liabilities. Changes in the recoverable cash advances can be summarized as follows:

(in EUR 000)	2024	2023
As at January 1	8,674	8,431
Advances reimbursed (excluding interest)	(254)	(396)
Interest paid	(26)	(27)
Initial measurement and re-measurement	(561)	(324)
Discounting impact	1,038	990
As at December 31	8,871	8,674

The discounting impact is included and presented in the financial expenses and amounted to €1.0 million (2023: €1.0 million). The initial measurement and re-measurement are included in other operating income and amounted to €0.6 million for the year ended December 31, 2024 (2023: €324,000).

A sensitivity analysis of the carrying amount of recoverable cash advances has been done to assess the impact of a change in assumptions. The Company tested reasonable sensitivity to changes in revenue projections of +/- 25% and in the discount rates of +/- 25%. The table hereunder details the sensitivity results:

Fair Value of Liabilities as of end of 2024 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	(25)%	0%	25%
(25)%	9,373	9,724	9,963
0%	8,456	8,871	9,156
25%	7,662	8,121	8,443

* A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8 % instead of 5 % while the one used for the variable part is 9.4 % instead of 12.5%.

An increase of 25% of revenue projections implies, if discount rates does not change, an increase of the expected liability as repayment of the liability is accelerated.

An increase of 25% of the discount rate decreases the expected liability if revenue projections remain unchanged.

17.2.   Financial debt related to loan facility agreement and synthetic warrants agreement

On July 3, 2024 the Company signed a €37.5 million loan facility agreement with the European Investment Bank (“EIB”). The agreement is backed by the European Commission’s InvestEU program. The Company plans to use the funding for research and development, and for scaling-up its manufacturing capacity to meet demand in Europe and the U.S. The €37.5 million facility is divided into three tranches: €10 million for the first tranche (“Tranche A”), €13.75 million for the second tranche (“Tranche B”) and €13.75 million for the third tranche (“Tranche C”). Disbursement under the various tranches is subject to certain conditions. Tranche A carries an annual 5% cash and 5% capitalized interest rate, and features a five-year bullet repayment schedule. The various tranches do not contain revenue or liquidity covenants.

The first tranche A for an amount of €10 million, was disbursed on July 26, 2024.

In connection with the loan facility agreement, and as a condition to drawdown thereunder, the Company also entered into a “synthetic warrant agreement” with the EIB. Under the synthetic warrant agreement, in consideration for the facility, in connection with each tranche of the facility, the EIB will be granted “synthetic warrants” with a duration of 20 years. The number and strike price of the synthetic warrants will be calculated based on tranche specific formulas provided for in the synthetic warrant agreement. The synthetic warrants can be exercised as of the maturity date of the relevant tranche of the facility or, in exceptional situations, earlier. Such synthetic warrants will entitle the EIB to receive from the Company a cash consideration equal to the 20-day volume weighted average price of a share in the Company on the stock exchange, reduced by the applicable strike price per synthetic warrant, and multiplied by the number of synthetic warrants that the EIB exercises. In connection with Tranche A, the EIB has been granted 468,384 synthetic warrants with a strike price of €8,54 that the EIB can exercise after the maturity of Tranche A (5 years) or, in exceptional situations, earlier.

Change in loan facility, prepayment option and synthetic warrants can be summarized as follows:

	Loan facility
	agreement	Prepayment	Synthetic
	EIB	option	warrants
(in EUR 000)	(Level III)	(Level III)	(Level III)
As at January 1	—	—	—
New debt	10,000	—	—
Transaction cost related to loans and borrowings	(175)	—	—
Separation of non-closely related embedded derivates	(3,042)	(127)	3,169
Subtotal: Initial recognition	6,783	(127)	3,169
Effective interest rate adjustment	115	—	—
Fair value adjustment	—	15	35
As at December 31	6,898	(112)	3,204

17.3.   Other Loans

The Company has contracted a loan of €0.5 million on June 29, 2016 with a maturity of 8 years, repayable as from June 30, 2018 and bearing interest of 1.284 % p.a. The loan is fully reimbursed since June 2024.